SCHEDULE OF ASSETS AND LIABILITIES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
ROU assets	$ 3,326,239	$ 3,620,523
Current portion of lease liabilities	2,729,185	1,715,726
Long term lease liabilities, net of current portion	692,595	2,030,722
Total lease liabilities	$ 3,421,780	$ 3,746,448